Income Taxes - Schedule of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Current income tax	¥ 11,048,804	$ 1,556,191	¥ 5,754,253	¥ 1,933,798
Deferred income tax (benefit)/expense	801,100	112,833	(1,028,586)	(213)
Income tax expenses	¥ 11,849,904	$ 1,669,024	¥ 4,725,667	¥ 1,933,585